Property, plant and equipment - Impairment losses for individual asset - decommission PPE (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment losses on property, plant and equipment	¥ 7,847,378	¥ 5,719,990	¥ 989,778
Huaneng Hainan Power Generation Company Limited Haikou Power Plant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment losses on property, plant and equipment	127,262
Huaneng Power International, Inc. Nantong Power Plant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment losses on property, plant and equipment	85,938
Beijing Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment losses on property, plant and equipment	¥ 84,060
Number of years during which the assets were in normal use	3 years
Other items
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment losses on property, plant and equipment	¥ 46,730
Number of other items | item	41
Total
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment losses on property, plant and equipment	¥ 343,990